Label	Element	Value
Dreyfus AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000878092_SupplementTextBlock	May 7, 2019 DREYFUS MUNICIPAL FUNDS, INC. Dreyfus AMT-Free Municipal Bond Fund Supplement to Summary and Statutory Prospectuses Dated December 31, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus AMT-Free Municipal Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective on July 17, 2019, the following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the respective fund’s summary prospectus and “Fund Summary – Fees and Expenses” and “Shareholder Guide – Choosing a Share Class – Class A Shares,” “ – Class C Shares” and “ – Class I Shares” in the respective fund’s statutory prospectus:

Class A Shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase.  The amount of the initial sales charge is based on the size of your investment, as the following table shows.

If you invest $250,000 or more (and are not eligible to purchase Class I, Y or Z shares), Class A shares, rather than Class C shares, will always be the most advantageous choice.

	Total Sales Load--Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $50,000	4.50	4.71
$50,000 to less than $100,000	4.00	4.17
$100,000 to less than $250,000	3.00	3.09
$250,000 or more*	-0-	-0-

* No front-end sales load applies on investments of $250,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.  See "Additional Information About CDSCs" below.

If you purchase Class A shares directly from the fund or through a financial intermediary, other than Merrill Lynch or Raymond James (but including Ameriprise Financial and Morgan Stanley Wealth Management), you can reduce your initial sales charge in the following ways:

•       Rights of accumulation.  You can count toward the amount of your investment your total account value in all shares of the fund and other Dreyfus Funds that are subject to a sales charge.  For example, if you have $250,000 invested in shares that are subject to a sales charge of other Dreyfus Funds, you can invest in Class A shares of the fund without an initial sales charge.  For purposes of determining "your total account value", shares held will be valued at their current market value.  We may terminate or change this privilege at any time on written notice.

Class C Shares

Because Class A shares will always be a more favorable investment than Class C shares for investments of $250,000 or more, the fund will generally not accept a purchase order for Class C shares in the amount of $250,000 or more.  While the fund will take reasonable steps to prevent investments of $250,000 or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $250,000 in Class I shares buys more shares than the same investment would in a class of shares subject to an initial sales charge.

Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No front-end sales load applies on investments of $250,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. See "Additional Information About CDSCs" below.